9. CONVERTIBLE DEBT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Convertible Debt Details Narrative
Interest expense	$ 0	$ 0	$ 31,207	$ 31,207	$ 31,487	$ 388,320
Convertible note payable					0	3,164,000
Accrued interest					$ 0	$ 21,671